UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29,

Date of reporting period: August 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report     August 31, 2013

WESTERN ASSET

MANAGED MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital*.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2013. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman of the Board, President and Chief Executive Officer of the Fund and other funds in the Legg Mason complex. On behalf of all our shareholders and the Fund’s Board of Trustees, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Fund. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Western Asset Managed Municipals Fund

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

September 27, 2013

Western Asset Managed Municipals Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended August 31, 2013 (the “reporting period”), but the pace was far from robust. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was an anemic 0.1% during the fourth quarter of 2012. This weakness was partially driven by moderating private inventory investment and federal government spending. Economic growth then improved, as first quarter 2013 GDP growth was 1.1%. Accelerating growth was due, in part, to strengthening consumer spending, which rose 2.3% during the first quarter, versus a 1.7% increase during the previous quarter. The U.S. Department of Commerce’s final reading for second quarter 2013 GDP growth, released after the reporting period ended, was 2.5%. This increase was partially driven by increases in exports and non-residential fixed investments, along with a smaller decline in federal government spending versus the previous quarter.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.6%. After falling to 7.5% in April, unemployment edged higher to 7.6% in May and was unchanged in June. However, unemployment then declined to 7.4% in July and 7.3% in August, the latter being the lowest level since December 2008. In addition, the percentage of longer-term unemployed has also declined, as roughly 37.9% of the 11.3 million Americans looking for work in August 2013 have been out of work for more than six months, versus 40.2% in February 2013.

Meanwhile, the housing market continued to show signs of strength, as sales generally improved and home prices moved higher. According to the National Association of Realtors (“NAR”), existing-home sales rose 1.7% on a seasonally adjusted basis in August 2013 versus the previous month and were 13.2% higher than in August 2012. In addition, the NAR reported that the median existing-home price for all housing types was $212,100 in August 2013, up 14.7% from August 2012. This marked the eighteenth consecutive month that home prices rose compared to the same period a year earlier. The inventory of homes available for sale in August 2013 was 0.4% higher than the previous month at a 4.9 month supply at the current sales pace and was 6.3% lower than in August 2012.

While manufacturing activity was weak in many international developed countries, it was generally positive in the U.S. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, the U.S. manufacturing sector expanded during the first two months of the reporting period. Manufacturing then experienced a setback, falling from 50.7 in April 2013 to 49.0 in May (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, manufacturing then moved back into expansion territory, as the PMI increased to 50.9 in June, 55.4 in July and 55.7 in August, the latter being the best reading since April 2011.

IV	Western Asset Managed Municipals Fund

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, Fed Chairman Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This initially triggered a sharp sell-off in both the stock and bond markets. While the stock market subsequently rallied and reached a new record high on July 12, the bond market continued to be weak. As a result, Treasury yields remained sharply higher than they were prior to Chairman Bernanke’s press conference. At its meeting that ended on September 18, 2013, after the reporting period ended, the Fed did not taper its asset purchase program and said that it “…decided to await more evidence that progress will be sustained before adjusting the pace of its purchases.”

Q. Did Treasury yields trend higher or lower during the six months ended August 31, 2013?

A. Both short- and long-term Treasury yields moved sharply higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.25%. It fell as low as 0.20% in late April/early May 2013 and was as high as 0.43% on June 25, 2013, before ending the period at 0.39%. The yield on the ten-year Treasury began the period at 1.89%. Ten-year Treasuries reached a low of 1.66% in early May 2013 and peaked at 2.90% on August 22, 2013, before edging down to 2.78% at the end of the period.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors performed poorly during the reporting period. Spread sector demand was often solid during the first two months of the period as investors looked to generate incremental yield in the low interest rate environment. Even so, there were several periods of volatility given a number of macro issues, including the European sovereign debt crisis, mixed economic data and concerns related to the U.S. sequestration. The spread sectors then weakened over the next two months of the period amid

Western Asset Managed Municipals Fund	V

Investment commentary (cont’d)

sharply rising interest rates given the Fed’s indications that it may begin tapering its asset purchase program sooner than previously anticipated. Most spread sectors then rallied in July 2013 amid improving investor demand. However, this proved to be a temporary situation, as the spread sectors again weakened in August. All told, the majority of spread sectors generated negative absolute returns and produced mixed results versus equal-durationv Treasuries during the reporting period.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market underperformed its taxable bond counterpart during the six months ended August 31, 2013. Over that period, the Barclays Municipal Bond Indexvi and the Barclays U.S. Aggregate Indexvii fell 5.60% and 2.61%, respectively. After generating mixed results during the first three months of the reporting period, the municipal bond market lagged the taxable bond market during the last three months of the period. In addition to the negative impact of higher interest rates, investor sentiment for municipal bonds weakened given the negative fallout from the city of Detroit’s bankruptcy filing.

Performance review

For the six months ended August 31, 2013, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned -8.05%. The Fund’s unmanaged benchmark, the Barclays Municipal Bond Index, returned -5.60% for the same period. The Lipper General & Insured Municipal Debt Funds Category Average1 returned -7.21% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2013 (unaudited)
(excluding sales charges)	6 months
Western Asset Managed Municipals Fund:
Class 1[2]	-8.07%
Class A	-8.05%
Class B3	-8.34%
Class C	-8.31%
Class I	-7.98%
Barclays Municipal Bond Index	-5.60%
Lipper General & Insured Municipal Debt Funds Category Average[1]	-7.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 260 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

VI	Western Asset Managed Municipals Fund

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2013 for Class 1, Class A, Class B, Class C and Class I shares were 4.19%, 4.20%, 3.76%, 3.81% and 4.42%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 4.39%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2013, the gross total annual operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 0.60%, 0.65%, 1.23%, 1.21% and 0.51%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.60% for Class I shares. In addition, the total annual operating expenses of Class 1 shares are not expected to exceed those of Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

September 27, 2013

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower-rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk,

Western Asset Managed Municipals Fund	VII

Investment commentary (cont’d)

including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VIII	Western Asset Managed Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2013 and February 28, 2013 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2013 and held for the six months ended August 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	-8.07%	$1,000.00	$919.30	0.64%	$3.10	Class 1	5.00%	$1,000.00	$1,021.98	0.64%	$3.26
Class A	-8.05	1,000.00	919.50	0.66	3.19	Class A	5.00	1,000.00	1,021.88	0.66	3.36
Class B	-8.34	1,000.00	916.60	1.28	6.18	Class B	5.00	1,000.00	1,018.75	1.28	6.51
Class C	-8.31	1,000.00	916.90	1.22	5.89	Class C	5.00	1,000.00	1,019.06	1.22	6.21
Class I	-7.98	1,000.00	920.20	0.55	2.66	Class I	5.00	1,000.00	1,022.43	0.55	2.80

2	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

[1]	For the six months ended August 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2013

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

4	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2013

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2013

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.0%
Alabama — 0.7%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$1,921,158
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,121,670
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,819,986
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,591,560
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,793,058
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	1,860,268
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,346,520
Birmingham, AL, Waterworks Board, Water Revenue:
AGC	5.125%	1/1/34	5,000,000	5,108,150
AGC	5.250%	1/1/39	10,000,000	10,232,000
Total Alabama				30,794,370
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	5.000%	12/1/23	4,560,000	5,002,502
State Capital Project II	5.000%	12/1/24	4,980,000	5,393,589
State Capital Project II	5.000%	12/1/25	2,300,000	2,459,321
State Capital Project II	5.000%	12/1/27	1,375,000	1,437,274
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,194,000
Total Alaska				25,486,686
Arizona — 0.4%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,784,528
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	556,695	(a)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	11,936,760
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,000,810
Total Arizona				17,278,793
California — 21.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	10,844,300
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,130,440
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.310%	4/1/27	40,000,000	39,335,200	(b)(c)

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco Bay Area	5.000%	4/1/34	$15,000,000	$15,188,550
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,138,200
San Francisco Bay Area	5.125%	4/1/39	70,525,000	71,631,537
Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC	5.000%	8/1/23	4,180,000	4,093,558
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	6,435,929
Cedars-Sinai Medical Center	5.000%	8/15/39	22,895,000	22,309,804
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	33,311,500
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	24,043,015
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	4,765,000	4,552,433	(d)
Home Mortgage	5.500%	8/1/38	4,615,000	4,504,748
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,122,806
California State PCFA Revenue, San Jose Water Co. Project	5.100%	6/1/40	12,000,000	12,259,680
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	38,000,000	31,946,980
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	26,500,000	20,837,215	(d)(e)
California State Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	9,705,786
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	10,407,700
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,584,249
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,521,200
FHA, Methodist Hospital Project	6.750%	2/1/38	8,575,000	9,560,696
John Muir Health	5.000%	8/15/36	4,305,000	4,167,886
John Muir Health	5.125%	7/1/39	7,280,000	7,121,369
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,257,100
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,257,461
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	7,778,625
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	3,988,840
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	8,096,775
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,472,475
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	6,756,314
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,541,528
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	9,000,000	9,127,440

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	$2,000,000	$2,003,240
Los Angeles International Airport	5.000%	5/15/40	25,185,000	25,020,079
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,424,980
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	25,760,000	27,466,600
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	62,053,045
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	86,555,000	94,775,128
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	13,176,636
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	15,654,450
Mount Diablo, CA, USD, GO, Election of 2002	5.000%	6/1/31	10,060,000	10,516,724	(f)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,249,000	(f)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,389,600
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	2,726,190
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	5,000,000	4,700,050
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	5,600,000	5,815,880
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,455,675
Senior Lien	5.750%	6/1/48	3,700,000	3,549,595
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,332,389
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,189,901
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	3,938,360
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	6,768,720
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	25,904,668
PFC, Grant	6.000%	7/1/39	29,130,000	30,578,344
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	4,854,060
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	15,722,550
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	31,389,000
Arrowhead Project	5.250%	8/1/26	5,000,000	5,155,750
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,498,505
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,074,979

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	$2,735,000	$2,857,309
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	11,832,561
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	41,500,000	42,448,690
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	35,883,600
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	4,966,950
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,584,890
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,498,255
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,540,900
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,122,400
Total California				977,150,992
Colorado — 1.9%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	3,878,160
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,223,378
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	2,899,187
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	4,784,550
Poudre Valley Health Care	5.000%	3/1/25	500,000	508,530
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,022,335
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,705,190
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	48,389,850
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,163,450
Total Colorado				86,574,630
Connecticut — 1.3%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	665,000	664,940	(d)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,206,149
Fairfield University	5.000%	7/1/40	21,600,000	21,635,640
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,325,493
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,250,370
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	6,658,405
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	15,349,500

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds	4.000%	7/1/31	$6,988,182	$4,656,785
Total Connecticut				57,747,282
Delaware — 0.8%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	28,645,000	25,478,295
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	11,120,000	11,357,190
Total Delaware				36,835,485
District of Columbia — 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	7,885,040
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,028,150
Total District of Columbia				12,913,190
Florida — 9.6%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	3,904,991	(g)
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	535,000	582,326	(a)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	10,916,100
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,762,980
Capital Region Community Development District, Capital Improvement	6.700%	5/1/32	840,000	840,470
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	22,398,800
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	33,402,000
Coastal	5.000%	6/1/19	30,000,000	33,123,600
Coastal	5.000%	6/1/20	20,000,000	21,823,600
Senior Secured High Act	6.000%	6/1/17	3,100,000	3,561,373
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,636,775
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,490,000	1,453,495
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	105,000	108,371
Escambia County, FL, Utilities Systems Revenue, NATL, FGIC	6.250%	1/1/15	3,000,000	3,088,890
Florida Housing Finance Corp. Revenue:
Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	6,665,000	6,775,106
Homeowner Mortgage GNMA, FNMA, FHLMC	6.375%	7/1/38	1,140,000	1,155,310
Florida State Broward County Expressway Authority	10.000%	7/1/14	205,000	221,263	(a)

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	$1,000,000	$1,074,960
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	300,000	312,825	(a)
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems	5.875%	11/15/29	2,750,000	2,780,085	(f)
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	5,927,880	(d)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	6,508,813
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	2,949,341
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	9,224,010
JEA District, FL, Electric System Revenue	5.125%	10/1/37	7,500,000	7,507,500
Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC	9.750%	10/1/13	40,000	40,271	(a)
Lee County, FL, HFA, Brittany Phase II Project, FNMA-Collateralized	6.100%	12/1/20	1,250,000	1,250,913	(b)(c)(d)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,002,320
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,465,140
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	8,631,600	(d)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/28	8,660,000	8,632,461	(d)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	20,146,519	(d)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	8,744,567
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	26,871,516
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.000%	10/1/29	20,000,000	20,105,800
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,402,600
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,326,620
AGC	5.250%	2/1/27	5,500,000	5,836,490
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,325,915
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,161,310
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,347,280
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	13,212,940
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	5,600,556
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	32,780,000	35,383,715
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,135,920
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	1,926,750

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/23	$1,500,000	$1,633,770
Orlando & Orange County, FL, Expressway Authority Revenue:
AGM	5.000%	7/1/24	5,000,000	5,391,450
AGM	5.000%	7/1/25	3,500,000	3,739,050
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,218,400
Palm Coast, FL, Utilities Systems Revenue, NATL	5.000%	10/1/27	2,100,000	2,107,371	(f)
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	320,000	320,115	(d)
Port St. Lucie, FL, South Lennard Special Assessment	7.125%	9/1/21	580,000	580,186
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	4,125,000	4,132,466
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,830,000	915,000	(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,012,076	435,193	(g)
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,265,550
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	3,580,942
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	8,614,920
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,531,296	(e)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,483,500	(f)
AMBAC	5.200%	10/1/22	1,705,000	1,844,367
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	538,545
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,074,600
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	985,000	1,080,013	(a)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	958,170
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	1,103,542
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	1,010,870
Village, FL, Community Development District No. 6, Special Assessment Revenue	4.000%	5/1/35	5,000,000	4,415,500
Total Florida				441,566,883
Georgia — 4.5%
Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC	6.125%	3/1/17	205,000	205,232	(d)
Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC	5.625%	7/1/20	335,000	335,787

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	$1,000,000	$830,000	(g)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	55,334,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	24,195,080
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,082,500
NATL, FGIC	5.500%	11/1/19	1,000,000	1,175,750
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,734,850
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	18,973,260
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,285,000	16,868,980
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,044,070
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	7,987,122
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	21,414,400
Fulton County, GA, Water & Sewer Revenue, FGIC	6.375%	1/1/14	65,000	66,288	(a)
Georgia Municipal Electric Authority, Power Revenue, AMBAC	7.250%	1/1/24	500,000	645,125
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	15,168,600
Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized	6.250%	6/1/15	885,000	887,407	(b)(c)(d)
Main Street Natural Gas Inc., GA:
Gas Project Revenue	5.000%	3/15/18	6,485,000	7,119,557
Gas Project Revenue	5.000%	3/15/22	5,000,000	5,369,450
Gas Project Revenue	5.500%	9/15/26	10,000,000	10,533,100
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	282,215
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	567,575
Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,006,600	(d)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	554,780
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,529,995
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,000,520
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,259,765
Total Georgia				205,172,508

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Hawaii — 0.0%
Hawaii State Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL	5.650%	10/1/27	$960,000	$954,432	(d)
Illinois — 3.5%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	23,918,258
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	5,592,720
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,250,000	1,268,413	(d)
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	20,300,050
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,089,120
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	30,213,472
Little Co. of Mary Hospital and Health Care Centers	5.375%	8/15/40	12,795,000	12,483,442
Memorial Health System	5.500%	4/1/39	12,000,000	12,050,760
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	4,142,115
Illinois Finance Authority, Water Facility Revenue, American Water Capital Corp. Project	5.250%	10/1/39	3,150,000	2,979,018
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	1,695,000	1,699,526
Illinois State, GO	5.500%	7/1/38	3,300,000	3,187,140
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Place, AGM	5.000%	6/15/50	30,000,000	27,552,900
McCormick Project	5.250%	6/15/50	10,305,000	9,868,068
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,225,168
Total Illinois				160,570,170
Indiana — 1.3%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	9,000,000	8,142,840
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,386,880
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,193,280
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/34	10,000,000	10,079,300
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	4,225,700	(d)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	9,755,058
Indianapolis, IN, Local Public Improvement Bond Bank	6.750%	2/1/14	890,000	913,469	(a)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	560,000	(g)

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	$20,000,000	$21,241,600
Total Indiana				61,498,127
Iowa — 0.7%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	15,875,000	14,923,611
Iowa Fertilizer Co. Project	5.250%	12/1/25	20,850,000	18,113,229
Total Iowa				33,036,840
Kentucky — 0.7%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,362,400
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,154,660
Kentucky Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,267,660
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,100,450
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	12,843,808
Total Kentucky				33,728,978
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	995,000	1,036,959
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	17,431,740
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,598,350
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	9,838,600	(b)(c)
Total Louisiana				33,905,649
Maryland — 1.6%
Maryland State Community Development Administration, Department of Housing & Community Development	5.250%	9/1/35	12,355,000	12,565,406
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	405,000	407,721
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,012,880
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,788,975
Transportation Facilities Project	5.750%	6/1/35	19,000,000	19,030,590

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	$7,500,000	$8,544,600
Lifebridge Health	6.000%	7/1/41	1,500,000	1,616,115
The Johns Hopkins Hospital Issue	5.000%	11/15/24	5,000,000	5,046,200	(f)
Maryland State Health & Higher EFA Revenue Bonds, University of Maryland Medical System	5.000%	7/1/34	9,000,000	8,749,710
Total Maryland				71,762,197
Massachusetts — 2.9%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	22,500,000	22,510,575
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,502,401
Boston University	5.700%	10/1/40	13,105,000	14,214,207
Broad Institute Inc.	5.375%	4/1/41	17,000,000	17,386,410
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,510,684
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,060,260
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,892,573
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,068,920
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,590,990
Suffolk University	5.750%	7/1/39	17,500,000	17,956,400
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	4,834,219
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	630,000	637,428
Massachusetts State, GO	0.540%	2/1/16	13,000,000	12,978,420	(b)
Massachusetts State, GO:
Consolidated Loan	0.510%	9/1/15	18,665,000	18,725,848	(b)
Consolidated Loan	0.580%	9/1/16	4,000,000	3,988,280	(b)
Total Massachusetts				131,857,615
Michigan — 3.4%
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,000,000	4,106,500
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	7,995,960
AGM	6.250%	7/1/36	10,000,000	9,867,400
NATL	5.000%	7/1/30	7,000,000	6,353,970
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	14,000,000	15,487,780
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	16,815,315
Facilities Program	6.000%	10/15/38	20,500,000	22,190,225

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Facilities Program	5.375%	10/15/41	$6,135,000	$6,176,718
Facilities Program	5.250%	10/15/47	4,100,000	4,023,166
Facilities Program, NATL	5.000%	10/15/29	1,500,000	1,508,010	(f)
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	18,816,775
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,682,775
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,546,400
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	3,115,000	3,159,981
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,425,480	(b)(c)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	28,500,000
Total Michigan				153,656,455
Minnesota — 0.3%
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	2,500,000	2,478,950
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	11,562,910
Total Minnesota				14,041,860
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,335,040
Missouri — 1.5%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	8,635,830
Kansas City, MO, IDA Revenue, AMBAC	5.000%	12/1/17	2,105,000	2,361,284
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,160,500
Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center	6.250%	4/1/38	7,000,000	7,241,220	(f)
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	30,545,100
Lake Regional Health System Project	5.600%	2/15/25	2,000,000	2,047,320	(f)
North Kansas City, MO, Hospital Revenue:
North Kansas City Hospital, AGM	5.000%	11/15/23	1,000,000	1,002,950
North Kansas City Hospital, AGM	5.000%	11/15/24	900,000	902,565
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	10,678,833

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC	5.000%	3/1/24	$1,500,000	$1,529,640
Total Missouri				70,105,242
Nebraska — 0.4%
Central Plains Energy Project, NE, Gas Project Revenue, Project No. 3	5.250%	9/1/37	20,000,000	18,956,000
Nevada — 0.6%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	19,164,046
Washoe Medical Center, AGM	5.250%	6/1/40	7,500,000	7,137,600
Total Nevada				26,301,646
New Hampshire — 0.2%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	4,120,000	4,239,027
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	3,485,000	3,567,838
Total New Hampshire				7,806,865
New Jersey — 8.4%
Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA	5.650%	1/1/15	100,000	100,042
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	9,715,960
School Facilities Construction	5.250%	12/15/33	12,500,000	12,920,000
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.600%	11/1/34	11,250,000	11,653,087	(d)
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,244,685
Catholic Health East	4.750%	11/15/29	5,000,000	4,878,250
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,032,875
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	4,567,089
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	24,690,000	23,123,666	(d)
Continental Airlines Project	5.500%	6/1/33	5,000,000	4,372,500	(d)
Refunding	6.875%	1/1/37	13,110,000	12,446,241	(d)
Refunding, Gloucester Marine Project	6.625%	1/1/37	10,000,000	9,994,000
School Facilities Construction	1.660%	3/1/28	20,000,000	19,892,600	(b)
School Facilities Construction	5.000%	3/1/29	10,000,000	10,150,900
School Facilities Construction, SIFMA	1.610%	9/1/27	22,065,000	21,948,497	(b)
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,020,720

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	7.000%	11/15/30	$11,030,000	$11,017,536	(b)(d)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,218,250
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	10,983,311
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	15,630,000	16,171,892
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,131,250
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	55,771,740	(d)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	8,170,000	8,701,132
New Jersey State Transportation Trust Fund Authority:
Transportation System	0.000%	12/15/36	45,555,000	11,609,692
Transportation System	5.875%	12/15/38	30,000,000	32,904,600
New Jersey State Turnpike Authority Revenue	0.680%	1/1/17	11,000,000	10,922,120	(b)(c)
New Jersey State Turnpike Authority Revenue	0.610%	1/1/18	30,000,000	29,475,000	(b)
New Jersey State Turnpike Authority Revenue	0.740%	1/1/18	10,000,000	9,881,000	(b)(c)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	7,988,720
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,550,466
Total New Jersey				383,387,821
New Mexico — 0.5%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,770,000	2,858,584
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	1,470,000	1,523,273	(d)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	16,529,850
Total New Mexico				20,911,707
New York — 4.9%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	25,800,000	27,092,580
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	3,000,000	3,139,560
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	24,101,220
MTA, NY, Revenue	6.500%	11/15/28	10,000,000	11,676,600
New York City, NY, HDC, MFH Revenue	4.900%	11/1/34	5,695,000	5,753,488
New York City, NY, HDC, MFH Revenue, GNMA-Collateralized, FHA	5.100%	11/1/24	5,000,000	5,133,900
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,392,160

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	$2,000,000	$1,999,840
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,271,920
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,237,360
New York Liberty Development Corp., Liberty Revenue:
1 WTC Port Authority Constructions	5.000%	12/15/41	10,000,000	10,012,700
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,238,900
Second Priority, Bank of America Tower	5.125%	1/15/44	24,650,000	24,747,860
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	35,856,100
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose	5.000%	2/15/40	5,000,000	5,044,400
New York State Liberty Development Corp., Liberty Revenue, 4 World Trade Center LLC Project	5.000%	11/15/44	10,000,000	9,692,200
New York, NY, GO	5.000%	8/1/22	10,000,000	11,393,300
Orange County, NY, IDA, Civic Facilities Revenue:
Arden Hill Life Care Center Project	7.000%	8/1/21	850,000	850,000
Arden Hill Life Care Center Project	7.000%	8/1/31	1,000,000	925,200
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	1,025,000	996,198	(d)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,801,120
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	16,337,100
Total New York				225,693,706
North Carolina — 1.3%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	13,860,290
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	1,955,900
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	22,213,180
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,026,950
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,036,350
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,632,443	(f)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,548,370
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,614,885
Total North Carolina				59,888,368

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Dakota — 0.2%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	5.150%	7/1/40	$10,000,000	$9,619,700
Ohio — 1.0%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,310,987
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,775,000	2,776,720
Erie County, OH, Garbage Refuse Landfill Improvement, AGM	5.250%	12/1/24	3,290,000	3,411,862	(f)
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	685,000	685,589
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL, FGIC	5.000%	5/15/24	2,515,000	2,524,532
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,311,650
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,562,302
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,362,680	(b)(c)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	1,010,000	1,040,209
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,317,900	(b)(c)
Total Ohio				47,304,431
Oklahoma — 0.5%
Oklahoma State Development Finance Authority Revenue:
St. John Health System Inc.	5.000%	2/15/25	6,295,000	6,581,423
St. John Health System Inc.	5.000%	2/15/26	6,620,000	6,808,074
St. John Health System Inc.	5.000%	2/15/27	5,000,000	5,103,400
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,207,540
Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center	6.600%	7/1/14	670,000	682,127
Total Oklahoma				22,382,564
Oregon — 0.9%
Multnomah County, OR, Hospital Facilities Authority Revenue:
Providence Health Systems	5.250%	10/1/16	1,000,000	1,047,190	(f)
Providence Health Systems	5.250%	10/1/20	1,000,000	1,034,940	(f)
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	18,102,231
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	1,946,512
Oregon State Facilities Authority Revenue:
Legacy Health System Project	5.250%	5/1/21	5,000,000	5,579,400

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Samaritan Health Services	5.250%	10/1/40	$12,800,000	$12,421,632
Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	705,000	708,433	(d)
Total Oregon				40,840,338
Pennsylvania — 3.7%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	8,743,152
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	14,972,550
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	1,315,000	1,317,341
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,799,072	(d)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	14,096,988
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,082,880
Luzerne County, PA, IDA, Water Facility Revenue, American Water Co.	5.500%	12/1/39	12,000,000	12,382,080
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	4,996,500
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,025,000	4,263,763
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,376,800	(b)(c)
Shipping Port	3.375%	7/1/15	20,000,000	20,348,800	(b)(c)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,451,680
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	10,328,428
Drexel University	5.250%	5/1/41	8,385,000	8,447,468
Student Association Inc. Project	6.750%	9/1/32	985,000	985,384
Thomas Jefferson University	5.000%	3/1/40	5,710,000	5,570,790
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,080,180
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	1,906,275
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,076,040
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/29	17,045,000	16,878,982
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,014,730
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,562,870

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue:
Presbyterian Medical Center	6.650%	12/1/19	$925,000	$1,086,967	(a)
Temple University Health System	5.625%	7/1/42	2,000,000	1,654,620
Total Pennsylvania				170,424,340
Puerto Rico — 3.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/29	3,130,000	2,262,114
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	15,000,000	10,508,250
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project	5.375%	4/1/42	1,500,000	1,225,665
Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc.	6.250%	6/1/26	200,000	194,430	(d)(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	72,500,000	59,235,400
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	25,605,000	21,932,987
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	35,000,000	31,131,450
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	985,000	784,868
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	16,500,000	13,551,615
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	4,500,000	3,469,770
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	2,420,000	1,929,998
Total Puerto Rico				146,226,547
Rhode Island — 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,220,067
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	5,944,084
Total Rhode Island				9,164,151
South Carolina — 0.5%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	712,510	(a)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	819,725
South Carolina Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	3,810,590
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,389,952
South Carolina Jobs, EDA, Revenue, Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,458,663
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	10,270,200
South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC	5.000%	10/1/23	960,000	1,019,165
Total South Carolina				23,480,805

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 1.5%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	$1,250,000	$1,394,912
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,195,220
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	4,805,000	4,818,550
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,075,794
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	10,661,300
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	15,639,950
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	21,262,400
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,293,462
Total Tennessee				70,341,588
Texas — 8.8%
Central Texas, Regional Mobility Authority Revenue	5.000%	1/1/43	3,500,000	2,989,595
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	26,205,000	23,473,391	(d)
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB	0.000%	10/1/34	5,000,000	2,816,450	(b)
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	1,832,700
First Tier Toll Revenue	5.500%	4/1/53	4,500,000	4,225,230
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,001,250	(d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.110%	6/1/24	5,685,000	5,615,302	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	32,862,170
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,368,080	(a)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,122,240
Deer Park Refining Project	5.000%	2/1/23	44,000,000	46,108,480
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,588,400
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,263,372
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	3,780,120	(d)
Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	14,796,180
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	56,019,600
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	8,675,120

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized	6.650%	7/20/42	$994,000	$1,034,495
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	10,914,100
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,059,238
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	42,980,000	47,657,513
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	19,117,440
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	25,000,000	27,091,250
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/23	4,000,000	4,095,160
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	6,000,000	5,668,440
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	9,333,400
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	13,746,150
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	9,052,600
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/41	20,000,000	18,462,200
Total Texas				401,769,666
U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	2,900,160
Utah — 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	275,000	302,852	(a)
Vermont — 0.2%
Vermont Educational & Health Buildings Agency Revenue:
Norwich University Project	5.500%	9/1/28	2,650,000	2,650,000	(f)
Norwich University Project	5.500%	9/1/33	1,750,000	1,750,000	(f)
Vermont State Student Assistance Corp., Education Loan Revenue	3.265%	12/3/35	6,100,000	6,061,204	(b)(d)
Total Vermont				10,461,204
Virginia — 0.7%
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,366,100
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,190,753

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Projects	5.000%	3/1/41	$14,225,000	$14,397,691
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	2,739,030	(d)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	4,443,600	(d)
Total Virginia				30,137,174
Washington — 0.8%
Washington State Health Care Facilities Authority, Swedish Health Services	6.250%	11/15/41	21,550,000	27,104,943	(f)
Washington State Health Care Facilities Authority Revenue, Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,214,935
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	250,000	293,190
Total Washington				36,613,068
West Virginia — 0.3%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,169,400
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,151,384
United Health Systems	5.500%	6/1/39	4,000,000	4,094,360
Total West Virginia				13,415,144
Wisconsin — 0.7%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,642,455	(d)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,326,970
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,009,274
Children’s Hospital	5.375%	8/15/37	2,800,000	2,827,972
Essentia Health, AGM	5.125%	2/15/30	6,475,000	6,337,536
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,780,140
Total Wisconsin				33,924,347
Wyoming — 0.3%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	11,499,070
Total Investments before Short-Term Investments (Cost — $4,402,548,907)				4,483,726,686

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 0.6%
New York — 0.6%
New York City, NY, GO, LOC-Dexia Credit Local	0.380%	1/1/36	$10,000,000	$10,000,000	(h)(i)
New York City, NY, MFA, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.400%	6/15/32	1,300,000	1,300,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.400%	8/1/22	4,100,000	4,100,000	(h)(i)
Future Tax Secured, SPA-Dexia Credit Local	0.400%	8/1/23	11,575,000	11,575,000	(h)(i)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.400%	11/1/22	2,335,000	2,335,000	(h)(i)
Total Short-Term Investments (Cost — $29,310,000)				29,310,000
Total Investments — 98.6% (Cost — $4,431,858,907#)				4,513,036,686
Other Assets in Excess of Liabilities — 1.4%				63,905,834
Total Net Assets — 100.0%				$4,576,942,520

(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	The coupon payment on these securities is currently in default as of August 31, 2013.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Western Asset Managed Municipals Fund

CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Western Asset Managed Municipals Fund

Summary of Investments by Industry†
Industrial Revenue	19.5%
Transportation	19.0
Health Care	18.4
Education	10.7
Special Tax Obligation	10.1
Water & Sewer	5.5
Leasing	4.8
Power	4.5
Housing	2.1
Pre-Refunded/Escrowed to Maturity	1.8
State General Obligation	0.9
Other	0.8
Local General Obligation	0.7
Solid Waste/Resource Recovery	0.5
Short-Term Investments	0.7
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2013 and are subject to change.

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.6%
AA/Aa	32.2
A	51.0
BBB/Baa	10.1
BB/Ba	1.7
B/B	0.9
A-1/VMIG 1	0.6
NR	1.9
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	29

Statement of assets and liabilities (unaudited)

August 31, 2013

Assets:
Investments, at value (Cost — $4,431,858,907)	$4,513,036,686
Interest receivable	60,548,211
Receivable for securities sold	36,393,167
Receivable for Fund shares sold	3,861,674
Prepaid expenses	186,795
Total Assets	4,614,026,533

Liabilities:
Payable for Fund shares repurchased	22,472,462
Payable for securities purchased	5,725,693
Due to custodian	2,648,178
Distributions payable	2,265,657
Investment management fee payable	1,784,793
Service and/or distribution fees payable	921,471
Trustees’ fees payable	18,191
Accrued expenses	1,247,568
Total Liabilities	37,084,013
Total Net Assets	$4,576,942,520

Net Assets:
Par value (Note 7)	$2,932
Paid-in capital in excess of par value	4,598,225,747
Undistributed net investment income	2,331,730
Accumulated net realized loss on investments and futures contracts	(104,795,668)
Net unrealized appreciation on investments	81,177,779
Total Net Assets	$4,576,942,520

Shares Outstanding:
Class 1	1,643,532
Class A	188,997,534
Class B	2,744,639
Class C	52,935,222
Class I	46,915,571

Net Asset Value:
Class 1 (and redemption price)	$15.55
Class A (and redemption price)	$15.60
Class B*	$15.60
Class C*	$15.61
Class I (and redemption price)	$15.63
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$16.29

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2013

Investment Income:
Interest	$125,983,004

Expenses:
Investment management fee (Note 2)	12,047,651
Service and/or distribution fees (Notes 2 and 5)	6,202,261
Transfer agent fees (Note 5)	1,521,069
Fund accounting fees	198,378
Legal fees	137,434
Registration fees	102,270
Insurance	56,026
Trustees’ fees	44,911
Audit and tax	41,783
Shareholder reports	39,886
Custody fees	13,187
Miscellaneous expenses	14,106
Total Expenses	20,418,962
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(18,400)
Net Expenses	20,400,562
Net Investment Income	105,582,442

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	7,718,405
Futures contracts	8,047,814
Net Realized Gain	15,766,219
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(556,794,218)
Futures contracts	(4,182,953)
Change in Net Unrealized Appreciation (Depreciation)	(560,977,171)
Net Loss on Investments and Futures Contracts	(545,210,952)
Decrease in Net Assets from Operations	$(439,628,510)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	31

Statements of changes in net assets

For the Six Months Ended August 31, 2013 (unaudited) and the Year Ended February 28, 2013	August 31	February 28

Operations:
Net investment income	$105,582,442	$213,340,408
Net realized gain	15,766,219	2,242,392
Change in net unrealized appreciation (depreciation)	(560,977,171)	166,955,878
Increase (Decrease) in Net Assets From Operations	(439,628,510)	382,538,678

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(105,161,786)	(212,457,432)
Decrease in Net Assets From Distributions to Shareholders	(105,161,786)	(212,457,432)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	369,721,126	1,230,506,176
Reinvestment of distributions	90,210,793	182,530,878
Cost of shares repurchased	(1,151,442,702)	(1,123,530,061)
Increase (Decrease) in Net Assets From Fund Share Transactions	(691,510,783)	289,506,993
Increase (Decrease) in Net Assets	(1,236,301,079)	459,588,239

Net Assets:
Beginning of period	5,813,243,599	5,353,655,360
End of period*	$4,576,942,520	$5,813,243,599
* Includes undistributed net investment income of:	$2,331,730	$1,911,074

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2013[2]	2013	2012[3]	2011	2010	2009

Net asset value, beginning of period	$17.26	$16.74	$14.94	$15.87	$14.34	$15.03

Income (loss) from operations:
Net investment income	0.33	0.68	0.74	0.75	0.77	0.75
Net realized and unrealized gain (loss)	(1.71)	0.52	1.80	(0.93)	1.53	(0.70)
Total income (loss) from operations	(1.38)	1.20	2.54	(0.18)	2.30	0.05

Less distributions from:
Net investment income	(0.33)	(0.68)	(0.74)	(0.75)	(0.77)	(0.74)
Net realized gains	—	—	—	(0.00) [4]	—	—
Total distributions	(0.33)	(0.68)	(0.74)	(0.75)	(0.77)	(0.74)

Net asset value, end of period	$15.55	$17.26	$16.74	$14.94	$15.87	$14.34
Total return[5]	(8.07)%	7.28%	17.42%	(1.20)%	16.34%	0.35%

Net assets, end of period (millions)	$26	$30	$30	$29	$34	$33

Ratios to average net assets:
Gross expenses	0.64%[6]	0.60%	0.62%	0.62%	0.64%	0.65%
Net expenses[7,8]	0.64 [6]	0.52 [9]	0.50 [9]	0.49 [9]	0.49 [9]	0.51 [9]
Net investment income	3.98 [6]	4.00	4.73	4.81	5.01	5.04

Portfolio turnover rate	8%	10%	14%	43%	40%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2013 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective January 1, 2013, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to January 1, 2013, the expense limitation did not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.15%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012[3]	2011	2010	2009

Net asset value, beginning of period	$17.31	$16.79	$14.99	$15.92	$14.39	$15.07

Income (loss) from operations:
Net investment income	0.33	0.66	0.72	0.73	0.75	0.73
Net realized and unrealized gain (loss)	(1.71)	0.52	1.80	(0.93)	1.53	(0.69)
Total income (loss) from operations	(1.38)	1.18	2.52	(0.20)	2.28	0.04

Less distributions from:
Net investment income	(0.33)	(0.66)	(0.72)	(0.73)	(0.75)	(0.72)
Net realized gains	—	—	—	(0.00) [4]	—	—
Total distributions	(0.33)	(0.66)	(0.72)	(0.73)	(0.75)	(0.72)

Net asset value, end of period	$15.60	$17.31	$16.79	$14.99	$15.92	$14.39
Total return[5]	(8.05)%	7.14%	17.21%	(1.32)%	16.13%	0.28%

Net assets, end of period (millions)	$2,949	$3,687	$3,527	$3,581	$3,928	$3,129

Ratios to average net assets:
Gross expenses	0.66%[6]	0.65%	0.65%	0.64%	0.64%	0.66%
Net expenses[7]	0.66 [6]	0.65	0.65	0.64	0.64	0.66 [8,9]
Net investment income	3.96 [6]	3.87	4.59	4.66	4.86	4.91

Portfolio turnover rate	8%	10%	14%	43%	40%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2013 (unaudited).

[3]	For the year ended February 29.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 0.67% of average net assets for Class A until July 1, 2008.

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class B Shares[1]	2013[2]	2013	2012[3]	2011	2010	2009

Net asset value, beginning of period	$17.31	$16.79	$15.02	$15.93	$14.40	$15.09

Income (loss) from operations:
Net investment income	0.28	0.56	0.63	0.64	0.66	0.65
Net realized and unrealized gain (loss)	(1.71)	0.52	1.79	(0.93)	1.53	(0.69)
Proceeds from settlement of a regulatory matter	—	—	—	0.07	—	—
Total income (loss) from operations	(1.43)	1.08	2.42	(0.22)	2.19	(0.04)

Less distributions from:
Net investment income	(0.28)	(0.56)	(0.65)	(0.69)	(0.66)	(0.65)
Net realized gains	—	—	—	(0.00) [4]	—	—
Total distributions	(0.28)	(0.56)	(0.65)	(0.69)	(0.66)	(0.65)

Net asset value, end of period	$15.60	$17.31	$16.79	$15.02	$15.93	$14.40
Total return[5]	(8.34)%	6.52%	16.50%	(1.46)%[6]	15.47%	(0.32)%

Net assets, end of period (millions)	$43	$54	$64	$76	$103	$121

Ratios to average net assets:
Gross expenses	1.28%[7]	1.23%	1.26%	1.23%	1.22%	1.21%
Net expenses[8]	1.28 [7]	1.23	1.26	1.23	1.22	1.20 [9,10]
Net investment income	3.34 [7]	3.30	3.98	4.06	4.30	4.35

Portfolio turnover rate	8%	10%	14%	43%	40%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2013 (unaudited).

[3]	For the year ended February 29.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been (1.92)%. Class B received $453,456 related to this distribution.

[7]	Annualized.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 1.18% of average net assets for Class B until July 1, 2008.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2013[2]	2013	2012[3]	2011	2010	2009

Net asset value, beginning of period	$17.32	$16.80	$15.00	$15.93	$14.40	$15.08

Income (loss) from operations:
Net investment income	0.29	0.57	0.63	0.64	0.66	0.64
Net realized and unrealized gain (loss)	(1.71)	0.51	1.80	(0.93)	1.53	(0.68)
Total income (loss) from operations	(1.42)	1.08	2.43	(0.29)	2.19	(0.04)

Less distributions from:
Net investment income	(0.29)	(0.56)	(0.63)	(0.64)	(0.66)	(0.64)
Net realized gains	—	—	—	(0.00) [4]	—	—
Total distributions	(0.29)	(0.56)	(0.63)	(0.64)	(0.66)	(0.64)

Net asset value, end of period	$15.61	$17.32	$16.80	$15.00	$15.93	$14.40
Total return[5]	(8.31)%	6.54%	16.55%	(1.88)%	15.49%	(0.27)%

Net assets, end of period (millions)	$826	$1,050	$966	$908	$777	$466

Ratios to average net assets:
Gross expenses	1.22%[6]	1.21%	1.21%	1.20%	1.20%	1.21%
Net expenses[7]	1.22 [6]	1.21	1.21	1.20	1.20	1.21
Net investment income	3.40 [6]	3.31	4.02	4.10	4.28	4.38

Portfolio turnover rate	8%	10%	14%	43%	40%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2013 (unaudited).

[3]	For the year ended February 29.
[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012[3]	2011	2010	2009

Net asset value, beginning of period	$17.34	$16.82	$15.01	$15.94	$14.41	$15.09

Income (loss) from operations:
Net investment income	0.34	0.68	0.74	0.76	0.77	0.75
Net realized and unrealized gain (loss)	(1.71)	0.52	1.81	(0.94)	1.53	(0.68)
Total income (loss) from operations	(1.37)	1.20	2.55	(0.18)	2.30	0.07

Less distributions from:
Net investment income	(0.34)	(0.68)	(0.74)	(0.75)	(0.77)	(0.75)
Net realized gains	—	—	—	(0.00) [4]	—	—
Total distributions	(0.34)	(0.68)	(0.74)	(0.75)	(0.77)	(0.75)

Net asset value, end of period	$15.63	$17.34	$16.82	$15.01	$15.94	$14.41
Total return[5]	(7.98)%	7.28%	17.42%	(1.19)%	16.30%	0.46%

Net assets, end of period (millions)	$733	$992	$767	$624	$316	$167

Ratios to average net assets:
Gross expenses	0.55%[6]	0.51%	0.51%	0.49%	0.49%	0.49%
Net expenses[7]	0.55 [6,8,9]	0.51 [8,9]	0.51 [8]	0.49 [8]	0.49 [8]	0.49 [9,10]
Net investment income	4.06 [6]	4.00	4.70	4.81	4.99	5.13

Portfolio turnover rate	8%	10%	14%	43%	40%	75%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2013 (unaudited).

[3]	For the year ended February 29.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Effective March 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 0.50% of average net assets for Class I until July 1, 2008.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	37

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

38	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$4,483,726,686	—	$4,483,726,686
Short-term investments†	—	29,310,000	—	29,310,000
Total investments	—	$4,513,036,686	—	$4,513,036,686

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

40	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total net annual operating expenses of Class A and did not exceed 0.60% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to January 1, 2013, the ratio of expenses to average net assets of Class 1 shares did not exceed those of Class A shares less the 12b-1 differential of 0.15%.

During the six months ended August 31, 2013, fees waived and/or expenses reimbursed amounted to $18,400.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2013, LMIS and its affiliates retained sales charges of $221,175 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2013, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C
CDSCs	$36,475	$45,227	$75,402

42	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of August 31, 2013, the Fund had accrued $3,332 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$390,623,498
Sales	831,208,457

At August 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$193,428,130
Gross unrealized depreciation	(112,250,351)
Net unrealized appreciation	$81,177,779

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At August 31, 2013, the Fund did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2013. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$8,047,814

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(4,182,953)

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

During the six months ended August 31, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$113,628,393

†	At August 31, 2013, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class B and Class C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and Class C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$24,721
Class A	$2,592,863	763,378
Class B	161,556	41,083
Class C	3,447,842	291,663
Class I	—	400,224
Total	$6,202,261	$1,521,069

For the six months ended August 31, 2013, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	—
Class B	—
Class C	—
Class I	$18,400
Total	$18,400

6. Distributions to shareholders by class

	Six Months Ended August 31, 2013	Year Ended February 28, 2013
Net Investment Income:
Class 1	$561,825	$1,198,999
Class A	68,171,905	140,168,713
Class B	825,840	1,944,577
Class C	16,646,649	33,483,081
Class I	18,955,567	35,662,062
Total	$105,161,786	$212,457,432

44	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

7. Shares of beneficial interest

At August 31, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2013		Year Ended February 28, 2013
	Shares	Amount	Shares	Amount
Class 1
Shares sold	4	$61	50	$848
Shares issued on reinvestment	34,057	561,804	70,297	1,198,773
Shares repurchased	(109,976)	(1,818,877)	(164,121)	(2,800,279)
Net decrease	(75,915)	$(1,257,012)	(93,774)	$(1,600,658)

Class A
Shares sold	9,949,641	$167,219,317	33,651,614	$574,966,031
Shares issued on reinvestment	3,780,522	62,611,246	7,474,796	127,911,254
Shares repurchased	(37,703,263)	(622,228,046)	(38,112,290)	(651,922,940)
Net increase (decrease)	(23,973,100)	$(392,397,483)	3,014,120	$50,954,345

Class B
Shares sold	5,479	$92,944	44,140	$754,104
Shares issued on reinvestment	44,755	740,786	101,623	1,737,796
Shares repurchased	(421,178)	(6,998,184)	(861,197)	(14,711,088)
Net decrease	(370,944)	$(6,164,454)	(715,434)	$(12,219,188)

Class C
Shares sold	2,343,984	$39,640,496	10,607,874	$181,496,212
Shares issued on reinvestment	769,442	12,747,266	1,482,579	25,390,156
Shares repurchased	(10,812,050)	(177,730,474)	(8,948,402)	(153,318,772)
Net increase (decrease)	(7,698,624)	$(125,342,712)	3,142,051	$53,567,596

Class I
Shares sold	9,650,463	$162,768,308	27,589,182	$473,288,981
Shares issued on reinvestment	816,002	13,549,691	1,532,862	26,292,899
Shares repurchased	(20,789,115)	(342,667,121)	(17,494,322)	(300,776,982)
Net increase (decrease)	(10,322,650)	$(166,349,122)	11,627,722	$198,804,898

8. Capital loss caryforward

As of February 28, 2013, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
2/28/2014	$(33,168,998)
2/28/2018	(26,456,127)
2/28/2019	(57,562,287)
$(117,187,412)

These amounts will be available to offset any future taxable capital gains.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

9. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal in the U.S. Court of Appeals for the Second Circuit. The matter was fully briefed, oral argument was heard in September 2013, and the parties await a decision.

10. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the

46	Western Asset Managed Municipals Fund 2013 Semi-Annual Report

offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Western Asset Managed Municipals Fund 2013 Semi-Annual Report	47

Western Asset

Managed Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken

Kenneth D. Fuller*

Chairman

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington*

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2013, Dr. Harrington became Chair and Mr. Fuller became a Trustee, President and Chief Executive Officer.

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/13 SR13-2021

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Income Trust

Date: October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Income Trust

Date: October 22, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Legg Mason Partners Income Trust

Date: October 22, 2013